Segment Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Segment Information [Abstract]
Schedule of Reportable Segments and Corporate	The following tables present certain financial information related to our reportable segments and Corporate:
	Creatd Labs	Creatd Ventures	Creatd Studios	Creatd Partners	Corporate	Total

Accounts receivable, net	35,104	-	-	-	-	35,104
Prepaid expenses and other current assets	115,164	-	-	-	94,244	209,408
Deposits and other assets	138,344	-	-	-	160,159	298,503
Intangible assets	-	183,229	-	-	-	183,229
Goodwill	-	46,460	-	-	-	46,460
Inventory	16,374	96,024	-	-	-	112,398
All other assets	-	772	269	-	2,005,857	2,006,898
Total Assets	304,986	326,485	269	-	2,260,260	2,892,000

Accounts payable and accrued liabilities	1,490,249	1,774,135	10,929	394,619	9,771,030	13,440,962
Note payable, net of debt discount and issuance costs	218,747	72,507	-	-	7,316,333	7,607,587
Deferred revenue	342,609	-	-	-	-	342,609
All other Liabilities	11,000	-	-	-	2,210,543	2,221,543
Total Liabilities	2,062,605	1,846,642	10,929	394,619	19,297,906	23,612,701

	Creatd	Creatd	Creatd	Creatd
	Labs	Ventures	Studios	Partners	Corporate	Total

Accounts receivable, net	-	11,217	-	228,206	-	239,423
Prepaid expenses and other current assets	23,712	40,681	-	-	64,154	128,547
Deposits and other assets	629,955	2,600	-	-	164,676	797,231
Intangible assets	-	207,301	-	-	22,783	230,084
Goodwill		46,460	-	-	-	46,460
Inventory	30,125	374,845	-	-	-	404,970
All other assets	-	-	-	-	2,973,034	2,973,034
Total Assets	683,792	683,104	-	228,206	3,224,647	4,819,749

Accounts payable and accrued liabilities	8,495	1,635,298	-	509,931	5,411,996	7,565,720
Note payable, net of debt discount and issuance costs	130,615	184,160	-	-	6,700,504	7,015,279
Deferred revenue	275,017	-	-	24,392	-	299,409
All other Liabilities	-	-	-	-	2,442,540	2,442,540
Total Liabilities	414,127	1,819,458	-	534,323	14,555,040	17,322,948

The following tables present certain financial information related to our reportable segments and Corporate:
	As of December 31, 2022
	Creatd Labs	Creatd Ventures	Creatd Partners	Corporate	Total

Accounts receivable, net	$-	$11,217	$228,206	$-	$239,423
Prepaid expenses and other current assets	23,712	40,681	-	64,154	128,547
Deposits and other assets	629,955	2,600	-	164,676	797,231
Intangible assets	-	207,301	-	22,783	230,084
Goodwill	-	46,460	-	-	46,460
Inventory	30,125	374,845	-	-	404,970
All other assets	-	-	-	2,973,034	2,973,034
Total Assets	$683,792	$683,104	$228,206	$3,224,647	$4,819,749

Accounts payable and accrued liabilities	$8,495	$1,635,298	$509,931	$5,411,996	$7,565,720
Note payable, net of debt discount and issuance costs	130,615	184,160	-	1,368,919	1,683,694
Deferred revenue	275,017	-	24,392	-	299,409
All other Liabilities	-	-	-	7,774,125	7,774,125
Total Liabilities	$414,217	$1,819,458	$534,323	$14,555,040	$17,322,948

	As of December 31, 2021
	Creatd Labs	Creatd Ventures	Creatd Partners	Corporate	Total

Accounts receivable, net	$-	$2,884	$334,556	$-	$337,440
Prepaid expenses and other current assets	48,495	-	-	188,170	236,665
Deposits and other assets	626,529	-	-	92,422	718,951
Intangible assets	-	1,637,924	783,676	11,241	2,432,841
Goodwill	-	25,139	1,349,696	-	1,374,835
Inventory	-	106,403	-	-	106,403
All other assets	-	-	-	3,966,124	3,966,124
Total Assets	$675,024	$1,772,350	$2,467,928	$4,257,957	$9,173,259

Accounts payable and accrued liabilities	$9,693	$766,253	$6,232	$2,948,362	$3,730,540
Note payable, net of debt discount and issuance costs	313,979	-	-	1,028,685	1,342,664
Deferred revenue	161,112	13,477	59,570	-	234,159
All other Liabilities	-	-	-	177,644	177,644
Total Liabilities	$484,784	$779,730	$65,802	$4,154,691	$5,485,007

Schedule of Financial Information Related to Our Reportable Segments and Corporate
	Creatd	Creatd	Creatd	Creatd
	Labs	Ventures	Studios	Partners	Corporate	Total

Net revenue	$243,397	$39,014	$115	$155,329	$-	$437,855
Cost of revenue	$230,247	$97,167	$-	$32,286	$-	$359,700
Gross margin	$13,150	$(58,153)	$115	$123,043	$-	$78,155

Compensation	$209,911	$58,764	$24,080	$15,102	$33,482	$341,338
Research and development	$543,161	$-	$-	$-	$-	$543,161
Marketing	$61,898	$-	$-	$-	$-	$61,898
Stock based compensation	$244,458	$68,435	$28,043	$17,587	$38,993	$397,516
General and administrative	$83,960	$50,029	$29,236	$40,036	$382,709	$585,970
Depreciation and amortization	$-	$8,681	$-	$-	$62,404	$71,085
Total operating expenses	$1,143,388	$185,909	$81,359	$72,725	$517,588	$2,000,968

Interest expense	$(38,982)	$(2,498)	$-	$(2,266)	$(429,710)	$(473,457)
All other expenses	$(31,182)	$-	$-	$-	$(491,302)	$(522,484)

Other expenses, net	$(70,164)	$(2,498)	$-	$(2,266)	$(921,012)	$(995,941)

Loss before income tax provision and equity in net loss from unconsolidated investments	$(1,200,402)	$(246,560)	$(81,244)	$48,052	$(1,438,600)	$(2,918,754)

	Creatd	Creatd	Creatd	Creatd
	Labs	Ventures	Studios	Partners	Corporate	Total

Net revenue	$291,414	$316,654	$-	$414,783	$-	$1,022,851
Cost of revenue	$564,349	$502,396	$-	$337,817	$-	$1,404,562
Gross margin	$(272,935)	$(185,742)	$-	$76,966	$-	$(381,711)

Compensation	$59,603	$353,008	$-	$289,107	$1,034,317	$1,736,035
Research and development	$139,997	$-	$-	$94,968	$-	$234,965
Marketing	$370,584	$234,760	$-	$41,176	$-	$646,520
Stock based compensation	$122,964	$111,472	$-	$126,654	$265,478	$626,568
General and administrative	$29,120	$80,377	$-	$54,341	$2,029,186	$2,193,024
Depreciation and amortization	$1,489	$43,001	$-	$40,917	$72,589	$157,996
Total operating expenses	$723,757	$822,618	$-	$647,163	$3,401,570	$5,595,108

Interest expense	$(17,048)	$-	$-	$-	$(656,646)	$(673,694)
All other expenses	$-	$-	$-	$-	$(2,875,832)	$(2,875,832)

Other expenses, net	$(17,048)	$-	$-	$-	$(3,532,478)	$(3,549,527)

Loss before income tax provision and equity in net loss from unconsolidated investments	$(1,013,740)	$(1,008,360)	$-	$(570,197)	$(6,934,048)	$(9,526,346)

	Creatd	Creatd	Creatd	Creatd
	Labs	Ventures	Studios	Partners	Corporate	Total

Net revenue	$852,969	$646,745	$28,983	$594,667	$-	$2,123,364
Cost of revenue	$728,357	$895,386	$2,500	$183,731	$-	$1,809,974
Gross margin	$124,612	$(248,641)	$26,483	$410,936	$-	$313,390

Compensation	$1,123,325	$314,471	$128,862	$80,817	$3,529,445	$5,176,920
Research and development	$721,088	$-	$-	$-	$-	$721,088
Marketing	$-	$276,189	$-	$693,039	$-	$969,228
Stock based compensation	$-	$-	$-	$-	$8,283,267	$8,283,267
General and administrative	$114,169	$142,373	$95,373	$26,100	$2,988,730	$3,366,745
Depreciation and amortization	$-	$41,972	$-	$-	$101,235	$143,207
Total operating expenses	$1,958,582	$775,005	$224,235	$799,956	$14,902,677	$18,660,455

Interest expense	$(37,881)	$(7,830)	$-	$-	$(587,097)	$(632,808)
All other expenses	$(31,182)	$-	$-	$-	$(4,329,082)	$(4,360,264)

Other expenses, net	$(69,063)	$(7,830)	$-	$-	$(4,916,179)	$(4,993,072)

Loss before income tax provision and equity in net loss from unconsolidated investments	$(1,903,033)	$(1,031,476)	$(197,752)	$(389,020)	$(19,818,856)	$(23,340,137)

	Creatd	Creatd	Creatd	Creatd
	Labs	Ventures	Studios	Partners	Corporate	Total

Net revenue	$1,138,904	$1,237,542	$-	$1,621,044	$-	$3,997,490
Cost of revenue	$1,917,039	$1,706,586	$-	$1,147,526	$-	$4,771,151
Gross margin	$(778,135)	$(469,044)	$-	$473,518	$-	$(773,661)

Compensation	$724,423	$49,735	$-	$198,074	$2,538,495	$3,510,727
Research and development	$408,810	$-	$-	$277,321	$-	$686,131
Marketing	$2,301,994	$1,458,280	$-	$255,777	$-	$4,016,051
Stock based compensation	$755,284	$684,697	$-	$777,948	$1,630,649	$3,848,578
General and administrative	$(482,093)	$1,317,924	$-	$834,413	$6,032,192	$7,702,436
Depreciation and amortization	$4,166	$120,282	$-	$114,453	$203,042	$441,943
Total operating expenses	$3,712,584	$3,630,918	$-	$2,457,986	$10,404,378	$20,205,866

Interest expense	$(34,095)	$-	$-	$-	$(673,855)	$(707,950)
All other expenses	$-	$-	$-	$-	$(3,424,854)	$(3,424,854)

Other expenses, net	$(34,095)	$-	$-	$-	$(4,098,709)	$(4,132,804)

Loss before income tax provision and equity in net loss from unconsolidated investments	$(4,524,814)	$(4,099,962)	$-	$(1,984,468)	$(14,503,087)	$(25,112,331)

	For the year December 30, 2022
	Creatd Labs	Creatd Ventures	Creatd Partners	Corporate	Total

Net revenue	$1,616,278	$1,456,593	$1,723,603	$-	$4,796,474
Cost of revenue	2,000,970	2,807,285	1,300,951	-	6,109,206
Gross margin (loss)	(384,692)	(1,350,692)	422,652	-	(1,312,732)

Compensation	1,794,003	826,185	931,158	1,127,044	4,678,390
Research and development	606,211	-	345,203	-	951,414
Marketing	2,722,579	1,675,083	302,509	-	4,700,171
Stock based compensation	864,507	781,928	887,627	1,649,782	4,183,844
General and administrative not including depreciation, amortization, or Impairment	246,540	592,210	509,757	7,675,921	9,024,428
Depreciation and amortization	-	143,360	132,683	316,096	592,139
Impairment of intangibles	213,141	365,732	-	3,009,121	3,587,994

Total operating expenses	$4,439,837	$3,558,313	$2,177,779	$12,650,920	$27,718,380

Interest expense	(33,938)	298	-	(787,411)	(821,051)
All other expenses	-	-	-	(5,824,152)	(5,824,152)
Other expenses, net	(33,938)	298	-	(6,611,563)	(6,645,203)

Loss before income tax provision	$(4,858,467)	$(4,908,707)	$(1,755,127)	$(19,262,483)	$(35,676,315)

	For the year ended December 31, 2021
	Creatd Labs	Creatd Ventures	Creatd Partners	Corporate	Total

Net revenue	$1,926,374	$90,194	$2,283,149	$-	$4,299,717
Cost of revenue	3,186,240	148,989	1,964,808	-	5,300,037
Gross margin	(1,259,866)	(58,940)	318,341	-	(1,000,320)

Research and development	758,293	131	225,104	-	983,528
Marketing	8,182,935	-	962,698	481,349	9,626,982
Stock based compensation	1,727,021	1,560,546	1,884,986	4,488,615	9,661,168
Impairment of goodwill	-	-	1,035,795	-	1,035,795
General and administrative not including depreciation, amortization, or Impairment	3,918,130	1,665,783	1,600,212	2,791,236	9,975,360
Depreciation and amortization	-	100,633	252,730	44,076	397,440
Impairment of intangibles	-	-	688,127	-	688,127

Total operating expenses	$14,586,379	$3,327,093	$6,649,652	$11,803,003	$32,368,400

Interest expense	(12,706)	-	-	(359,400)	(372,106)
All other expenses	-	-	-	(3,638,327)	(3,638,327)
Other expenses, net	(12,706)			(3,997,727)	(4,010,433)

Loss before income tax provision and equity in net loss from unconsolidated investments	$(15,858,951)	$(3,385,888)	$(6,331,311)	$(11,803,003)	$(37,379,153)